FAIR VALUE MEASUREMENT	9 Months Ended
Jul. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 3 – FAIR VALUE MEASUREMENT

ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a hierarchy for inputs used in measuring fair value for financial assets and liabilities that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

● Level 1: Quoted prices available in active markets for identical assets or liabilities;

● Level 2: Quoted prices in active markets for similar assets and liabilities that are observable for the asset or liability; and

● Level 3: Unobservable pricing inputs that are generally less observable from objective sources, such as discounted cash or valuation models.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

JULY 31, 2023 AND 2022

(UNAUDITED)

The financial assets and liabilities are classified in the Condensed Consolidated Balance Sheets based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

As disclosed in Note 7, the two tranches’ of 2023 Series Convertible Notes Payable - Stock Settled Derivative/Warrant Liability required identification and quantification of fair value. The derivative liabilities described below only relate to the warrants included with the two tranches of the 2023 Series Convertible Notes Payable – Stock Settled debt. The estimated fair values as of the issuance date of the two tranches of notes are presented in Note 7.

As of July 31, 2023, the estimated fair values of the Company’s financial liabilities are presented in the following table:

July 31, 2023
2023 Series Convertible Notes Payable - Stock Settled - Derivative/Warrant Liability	$67,155
2023 Series B Convertible Notes Payable – Stock Settled – Derivative/Warrant Liability	870,603
Total	$937,758

The following table presents a roll-forward of the fair value of the derivative liabilities associated with the Company’s warrants included with its 2023 Series Convertible Notes Payable, categorized as Level 3:

	Nine Months Ended July 31, 2023	Year Ended October 31, 2022
Beginning Balance	$-	$-
Additions	996,598	-
Total (gains) or losses (realized/unrealized)	(58,840)	-
Included in operations	-	-
Ending Balance	$937,758	$-

During the three and nine months ended July 31, 2023, the unrealized gain on the Derivative Warrant Liability was $58,133 and $58,840 respectively. There were no comparable amounts recorded in the prior periods.

The fair value of the warrants granted in connection with the two, tranches of 2023 Series Convertible Notes Payable-Stock Settled during the periods presented was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	July 31, 2023	October 31, 2022
Risk-free interest rate	3.60%-4.18%	-
Dividend yield	0.00	-
Volatility factor	156.13%-200.29%	-
Weighted average expected life	2.5	-

Estimated Fair Value of Financial Assets and Liabilities Not Measured at Fair Value

The Company’s financial instruments consist primarily of cash, accounts receivable, accounts payable, and Convertible Notes Payable. The carrying values of cash, accounts receivable and accounts payable are representative of their fair values due to their short-term maturities. The carrying amount of the Company’s Convertible Notes Payable approximates fair value as they bear interest over the term of the loans.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

JULY 31, 2023 AND 2022

(UNAUDITED)